Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property and equipment, net
Property and equipment, net

8   Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Computers and equipment	33,759	55,502
Leasehold improvement	25,913	35,807
Furniture and fixtures	5,708	7,636

Total	65,380	98,945
Less: Accumulated depreciation	(23,804)	(49,936)

Property and equipment, net	41,576	49,009

For the years ended December 31, 2015,  2016 and 2017, depreciation expenses amounted to RMB6,810, RMB15,537 and RMB26,132, respectively.